Condensed Consolidated Interim Statements of Changes in Equity (deficit) - MXN ($) $ in Thousands	Total	Total	Certificates of Contribution “A”	Mexican Government contributions	Legal reserve	Accumulated other comprehensive result Cumulative currency translation effect	Accumulated other comprehensive result Actuarial (losses) gains on employee benefits effect	Accumulated deficit, for the year	Accumulated deficit, from prior years	Non- controlling interest
Beginning balance at Dec. 31, 2021	$ (2,170,000,783)	$ (2,170,129,285)	$ 841,285,576	$ 43,730,591	$ 1,002,130	$ 58,945,725	$ (97,085,239)	$ (294,532,168)	$ (2,723,475,900)	$ 128,502
Equity [abstract]
Transfer to accumulated deficit								294,532,168	(294,532,168)
Increase in Certificates of Contribution "A"	107,990,006	107,990,006	107,990,006
Proceeds from the Fondo Nacional de Infraestructura (FONADIN) grants	23,000,000	23,000,000		23,000,000
Total comprehensive income	440,395,523	440,694,649				(14,994,246)	259,774,823	195,914,072		(299,126)
Ending Balance at Sep. 30, 2022	(1,598,615,254)	(1,598,444,630)	949,275,582	66,730,591	1,002,130	43,951,479	162,689,584	195,914,072	(3,018,008,068)	(170,624)
Beginning balance at Dec. 31, 2021	(2,170,000,783)	(2,170,129,285)	841,285,576	43,730,591	1,002,130	58,945,725	(97,085,239)	(294,532,168)	(2,723,475,900)	128,502
Equity [abstract]
Proceeds from the Fondo Nacional de Infraestructura (FONADIN) grants	23,000,000
Ending Balance at Dec. 31, 2022	(1,768,822,225)	(1,768,533,615)	1,029,592,293	66,730,591	1,002,130	25,437,210	26,300,178	100,412,051	(3,018,008,068)	(288,610)
Equity [abstract]
Transfer to accumulated deficit								(100,412,051)	100,412,051
Increase in Certificates of Contribution "A"	102,670,500	102,670,500	102,670,500
Total comprehensive income	86,669,128	86,569,992				(41,965,985)	125,479,436	3,056,541		99,136
Ending Balance at Sep. 30, 2023	$ (1,579,482,597)	$ (1,579,293,123)	$ 1,132,262,793	$ 66,730,591	$ 1,002,130	$ (16,528,775)	$ 151,779,614	$ 3,056,541	$ (2,917,596,017)	$ (189,474)